Property, Plant & Equipment, Net - Summary of Premises and Equipment (Detail) $ in Millions, $ in Millions	Jun. 30, 2020 USD ($)	[1]	Jun. 30, 2020 MXN ($)		Dec. 31, 2019 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	$ 2,655		$ 61,276	[2]	$ 61,187	[2]
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net			5,424		5,258
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net			14,342		14,091
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net			20,894		20,521
Refrigeration equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net			9,227		9,378
Returnable bottles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net			6,091		6,061
Investments in fixed assets in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net			4,518		5,156
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net			389		417
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net			$ 391		$ 305

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	Total includes Ps. 263 and Ps. 610 outstanding payment with suppliers, as of June 30, 2020 and December 31, 2019, respectively.